Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments and Hedging Activities [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

24.	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Fair value of derivative financial instruments

In addition to the note below, see Note 25 for information about the fair value hierarchy of derivatives.

Primary risks managed by derivative financial instruments

The main risks arising from the Company’s financial instruments are interest rate risk, liquidity risk, foreign currency risk and credit risk. The Company’s board of directors reviews and agrees policies for managing each of these risks as summarized below.

The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.

Interest Rate Risk

As a result of the Company’s operating activities, the Company receives cash for premiums and claims which it deposits in short-term investments denominated in US dollars and other currencies. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity. In order to manage interest rate risk arising from these financial assets, the Company enters into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest fixed in the various currencies related to the short-term investments. The use of interest rate contracts essentially converts groups of short-term variable rate investments to fixed rates.

The fair value of these contracts is recorded in other assets and other liabilities. For contracts that qualify as cash flow hedges for accounting purposes, the effective portions of changes in fair value are recorded as a component of other comprehensive income.

At December 31, 2010 and 2009, the company had the following derivative financial instruments that were designated as cash flow hedges of interest rate risk:

		December 31,
					Weighted Average
					Interest Rates
		Notional		Termination
		Amount(i)		Dates	Receive		Pay

		(millions	)			%		%
2010
US dollar	Receive fixed-pay variable	$725		2011-2014	2.44		1.33
Pounds sterling	Receive fixed-pay variable	229		2011-2014	3.16		1.88
Euro	Receive fixed-pay variable	155		2011-2014	2.18		1.81
2009
US dollar	Receive fixed-pay variable	$605		2010-2013	4.72		1.85
Pounds sterling	Receive fixed-pay variable	196		2010-2012	5.23		1.78
Euro	Receive fixed-pay variable	91		2010-2012	3.55		1.69

(i)	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

The Company’s operations are financed principally by $1,750 million fixed rate senior notes and $411 million under a 5-year term loan facility. Of the fixed rate senior notes $350 million are due 2015, $500 million are due 2016, $600 million are due 2017 and $300 million are due 2019. The Company also has access to $520 million under three revolving credit facilities; as of December 31, 2010 $90 million was drawn from the 5-year $300 million revolving credit facility. All debt is issued by subsidiaries of the Company.

The interest rates applicable to the borrowings under the 5-year term loan and the revolving credit facilities vary according to LIBOR on the date of individual drawdowns.

During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. At the year end the weighted average fixed rate payable was 2.71% and variable rate receivable was 2.04%. The Company has designated and accounts for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015. The fair values of the interest rate swaps are included within other assets or other liabilities and the fair value of the hedged element of the senior notes is included within long-term debt.

At December 31, 2010 and 2009, the Company’s interest rate swaps were all designated as hedging instruments.

Liquidity Risk

The Company’s objective is to ensure that it has the ability to generate sufficient cash either from internal or external sources, in a timely and cost-effective manner, to meet its commitments as they fall due. The Company’s management of liquidity risk is embedded within its overall risk management framework. Scenario analysis is continually undertaken to ensure that the Company’s resources can meet its liquidity requirements. These resources are supplemented by access to $520 million under three revolving credit facilities.

Foreign Currency Risk

The Company’s primary foreign exchange risks arise:

•	from changes in the exchange rate between US dollars and pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.

The foreign exchange risks in its London market operations are hedged as follows:

•	To the extent that forecast pound sterling expenses exceed pound sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business;

•	To the extent the UK operations earn significant revenues in euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods; and

•	To the extent that the net sterling asset or liability position in its London market operations relate to short-term cash flows, the Company limits its exposure by the use of forward purchases and sales. These forward purchases and sales are not effective hedges for accounting purposes.

The Company does not hedge net income earned within foreign subsidiaries outside of the UK.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income whilst changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.

At December 31, 2010 and 2009, the Company’s foreign currency contracts were all designated as hedging instruments.

The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	December 31,
	Sell	Sell
	2010(i)	2009
	(millions)

US dollar	$315	$261
Euro	157	185
Japanese yen	64	58

(i)	Forward exchange contracts range in maturity from 2011 to 2013.

Credit Risk and Concentrations of Credit Risk

Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company does not anticipate non-performance by counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk; however, it is the Company’s policy to enter into master netting arrangements with counterparties as practical.

Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivatives which are recorded at fair value.

The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.

Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company’s concentrations of credit as of December 31, 2010.

Derivative financial instruments

The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at December 31:

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2010	2009
		(millions)

Assets:
Interest rate swaps (cash flow hedges)(i)	Other assets	$17	$27
Interest rate swaps (fair value hedges)(ii)	Other assets	14	—
Forward exchange contracts	Other assets	16	8

Total derivatives designated as hedging instruments		$47	$35

Liabilities:
Interest rate swaps (cash flow hedges)	Other liabilities	$(2)	$(1)
Forward exchange contracts	Other liabilities	(10)	(22)

Total derivatives designated as hedging instruments		$(12)	$(23)

(i)	Excludes accrued interest of $3 million (2009: $4 million), which is recorded in prepayments and accrued income, in other assets.

(ii)	Excludes accrued interest of $3 million (2009: $nil), which is recorded in accrued interest payable in other liabilities.

Cashflow Hedges

The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for years ended December 31, 2010, 2009 and 2008:

				Location of	Amount of
				gain (loss)	gain (loss)
		Location of	Amount of	recognized	recognized
	Amount of	gain (loss)	gain (loss)	in income	in income
	gain (loss)	reclassified	reclassified	on derivative	on derivative
	recognized	from	from	(Ineffective	(Ineffective
	in OCI(i)	accumulated	accumulated	hedges and	hedges and
	on	OCI(i) into	OCI(i) into	ineffective	ineffective
	derivative	income	income	element of	element of
Derivatives in cash flow	(Effective	(Effective	(Effective	effective	effective
hedging relationships	element)	element)	element)	hedges)	hedges)
	(millions)		(millions)		(millions)

Year ended December 31, 2010
Interest rate swaps	$15	Investment income	$(26)	Other operating expenses	$—
Forward exchange contracts	—	Other operating expenses	20	Interest expense	—

Total	$15		$(6)		$—

Year ended December 31, 2009
Interest rate swaps	$16	Investment income	$(27)	Other operating expenses	$(1)
Forward exchange contracts	25	Other operating expenses	45	Interest expense	—

Total	$41		$18		$(1)

Year ended December 31, 2008
Interest rate swaps	$32	Investment income	$(5)	Other operating expenses	$1
Forward exchange contracts	(78)	Other operating expenses	5	Interest expense	(1)

Total	$(46)		$—		$—

(i)	OCI means other comprehensive income. Amounts above shown gross of tax.

For interest rate swaps all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts only the changes in fair value resulting from movements in the spot exchange rate are included in this assessment.

At December 31, 2010 the Company estimates there will be $7 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months.

Fair Value Hedges

The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the year ended December 31, 2010. The Company did not have any derivative financial instruments in fair value hedging relationships during 2009 and 2008.

			Loss	Ineffectiveness
		Gain	recognized	recognized in
Derivatives in fair value hedging	Hedged item in fair value hedging	recognized	for hedged	interest
relationships	relationship	for derivative	item	expense
(millions)

Year ended December 31, 2010
Interest rate swaps	5.625% senior notes due 2015	$14	$(12)	$(2)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.